Provisions (Tables)	12 Months Ended
Jun. 30, 2022
Provisions [Abstract]
Provisions
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Current liabilities
Provision for non-refundable sales tax	2,469	-